Other Non-financial Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Non-financial Liabilities
NOTE 30. OTHER NON-FINANCIAL LIABILITIES

The account breaks down as follows as of the indicated dates:

	12.31.19	12.31.18
Creditors for sale of assets	442,164	412,052
Tax withholdings and collections payable	3,815,161	4,463,297
Payroll and Social Contributions Payable	4,735,172	4,371,740
Withholdings on Payroll Payable	269,554	285,551
Fess to Directors and Syndics	71,128	84,299
Value-Added Tax	637,492	811,563
Sundry Creditors	3,010,004	2,463,113
Taxes Payable	2,644,861	2,969,079
Obligations Arising from Contracts with Customers	1,215,370	1,648,523
Retirement payment orders pending settlement	74,145	57,223
Other Non-financial Liabilities	155,047	80,492

Total	17,070,098	17,646,932

Deferred income resulting from contracts with customers includes the liabilities for the “
Quiero
” Customers Loyalty Program. The Group estimates the fair value of the points assigned to customers under the above-mentioned program. This value is estimated by means of the use of a mathematical model that considers certain assumptions of redemption rates, the fair value for the exchanged points based on the combination of available products and the customers’ preferences, as well as breakage. As of December 31, 2019, Ps.1,017,081 was recorded for non-exchanged
points, whereas as of December 31, 2018, such amount totaled Ps.1,
412
,
759
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities – “ Quiero ” Customers Loyalty Program	437,687	367,414	211,980	1,017,081